Schedule of Investments(a)
March 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.97%
Advertising–1.24%
Trade Desk, Inc. (The), Class A(b)	25,810	$2,256,310
Aerospace & Defense–2.13%
Axon Enterprise, Inc.(b)(c)	5,263	1,646,687
TransDigm Group, Inc.	1,798	2,214,417
		3,861,104
Application Software–13.94%
Braze, Inc., Class A(b)(c)	17,182	761,163
Cadence Design Systems, Inc.(b)	11,858	3,691,158
Datadog, Inc., Class A(b)	20,538	2,538,497
Guidewire Software, Inc.(b)(c)	7,826	913,372
HubSpot, Inc.(b)	7,217	4,521,883
Informatica, Inc., Class A(b)(c)	55,444	1,940,540
Manhattan Associates, Inc.(b)	6,856	1,715,577
Nutanix, Inc., Class A(b)	42,893	2,647,357
Procore Technologies, Inc.(b)	11,580	951,529
PTC, Inc.(b)	7,336	1,386,064
Samsara, Inc., Class A(b)	72,242	2,730,025
Sprout Social, Inc., Class A(b)	24,630	1,470,657
		25,267,822
Asset Management & Custody Banks–1.30%
KKR & Co., Inc., Class A	23,424	2,355,986
Broadline Retail–5.05%
Amazon.com, Inc.(b)	42,706	7,703,308
MercadoLibre, Inc. (Brazil)(b)	957	1,446,946
		9,150,254
Casinos & Gaming–1.08%
DraftKings, Inc., Class A(b)	43,003	1,952,766
Communications Equipment–1.55%
Arista Networks, Inc.(b)	9,690	2,809,906
Construction & Engineering–1.06%
Comfort Systems USA, Inc.(c)	6,060	1,925,323
Education Services–0.65%
Duolingo, Inc.(b)	5,328	1,175,250
Electrical Components & Equipment–1.12%
Eaton Corp. PLC	6,474	2,024,290
Health Care Equipment–2.26%
Boston Scientific Corp.(b)	19,916	1,364,047
DexCom, Inc.(b)	13,457	1,866,486
Intuitive Surgical, Inc.(b)	2,183	871,213
		4,101,746
Industrial Machinery & Supplies & Components–1.04%
Parker-Hannifin Corp.	3,398	1,888,574
Interactive Home Entertainment–1.25%
Take-Two Interactive Software, Inc.(b)(c)	15,263	2,266,403
Shares		Value
Interactive Media & Services–6.02%
Alphabet, Inc., Class A(b)	17,737	$2,677,045
Meta Platforms, Inc., Class A	16,970	8,240,293
		10,917,338
Internet Services & Infrastructure–5.34%
Cloudflare, Inc., Class A(b)	28,689	2,777,956
MongoDB, Inc.(b)(c)	8,502	3,049,157
Shopify, Inc., Class A (Canada)(b)	28,529	2,201,583
Snowflake, Inc., Class A(b)	10,227	1,652,683
		9,681,379
IT Consulting & Other Services–0.47%
Globant S.A.(b)	4,191	846,163
Movies & Entertainment–2.82%
Netflix, Inc.(b)	5,787	3,514,619
Spotify Technology S.A.(b)	6,031	1,591,581
		5,106,200
Passenger Ground Transportation–1.20%
Uber Technologies, Inc.(b)	28,157	2,167,807
Pharmaceuticals–0.78%
Eli Lilly and Co.	1,813	1,410,442
Restaurants–0.89%
DoorDash, Inc., Class A(b)	11,684	1,609,121
Semiconductor Materials & Equipment–7.02%
Applied Materials, Inc.	7,845	1,617,874
ASML Holding N.V., New York Shares (Netherlands)	2,332	2,263,136
Entegris, Inc.	26,791	3,765,207
Lam Research Corp.	5,229	5,080,340
		12,726,557
Semiconductors–22.85%
Advanced Micro Devices, Inc.(b)	30,985	5,592,483
Allegro MicroSystems, Inc. (Japan)(b)(c)	34,673	934,784
Astera Labs, Inc.(b)	7,631	566,144
Broadcom, Inc.	5,389	7,142,635
Lattice Semiconductor Corp.(b)	38,228	2,990,576
Monolithic Power Systems, Inc.	5,910	4,003,552
NVIDIA Corp.	16,488	14,897,897
NXP Semiconductors N.V. (China)	8,919	2,209,861
Silicon Laboratories, Inc.(b)	11,974	1,720,903
Synaptics, Inc.(b)	13,707	1,337,255
		41,396,090
Systems Software–13.56%
CrowdStrike Holdings, Inc., Class A(b)	9,863	3,161,979
CyberArk Software Ltd.(b)(c)	8,491	2,255,464
GitLab, Inc., Class A(b)	32,229	1,879,595
JFrog Ltd. (Israel)(b)	30,597	1,353,000
Microsoft Corp.	27,554	11,592,519
ServiceNow, Inc.(b)	5,670	4,322,808
		24,565,365

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Shares		Value
Technology Hardware, Storage & Peripherals–1.75%
Apple, Inc.	18,459	$3,165,349
Trading Companies & Distributors–0.56%
United Rentals, Inc.	1,404	1,012,439
Transaction & Payment Processing Services–2.04%
Mastercard, Inc., Class A	4,110	1,979,253
Visa, Inc., Class A	6,174	1,723,040
		3,702,293
Total Common Stocks & Other Equity Interests (Cost $106,726,131)		179,342,277
Money Market Funds–1.16%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	731,852	731,852
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)(e)	522,801	523,010
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)(e)	836,402	836,402
Total Money Market Funds (Cost $2,091,192)		2,091,264
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $108,817,323)		181,433,541
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.82%
Invesco Private Government Fund, 7.57%(d)(e)(f)	3,461,613	$3,461,613
Invesco Private Prime Fund, 5.49%(d)(e)(f)	8,896,043	8,900,491
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,362,324)		12,362,104
TOTAL INVESTMENTS IN SECURITIES–106.95% (Cost $121,179,647)		193,795,645
OTHER ASSETS LESS LIABILITIES—(6.95)%		(12,593,054)
NET ASSETS–100.00%		$181,202,591
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$482,787	$5,321,132	$(5,072,067)	$-	$-	$731,852	$10,417
Invesco Liquid Assets Portfolio, Institutional Class	345,231	3,800,808	(3,622,904)	(148)	23	523,010	7,674
Invesco Treasury Portfolio, Institutional Class	551,757	6,081,294	(5,796,649)	-	-	836,402	11,878
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,626,081	25,725,480	(26,889,948)	-	-	3,461,613	62,562*
Invesco Private Prime Fund	16,183,496	49,852,964	(57,132,523)	(1,299)	(2,147)	8,900,491	165,001*
Total	$22,189,352	$90,781,678	$(98,514,091)	$(1,447)	$(2,124)	$14,453,368	$257,532

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$179,342,277	$—	$—	$179,342,277
Money Market Funds	2,091,264	12,362,104	—	14,453,368
Total Investments	$181,433,541	$12,362,104	$—	$193,795,645
Invesco V.I. Technology Fund